THE HUGHES GROWTH FUND

A Separate Portfolio of Hughes Funds, Inc.
741 Cox Road
Moorestown, NJ  08057
1-877-593-8637

PROSPECTUS
July 1, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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TABLE OF CONTENTS

RISK/RETURN SUMMARY..........................................3

FEES AND EXPENSES............................................5

MANAGEMENT OF THE FUND.......................................6

INVESTING IN THE FUND........................................7

HOW TO SELL (REDEEM) SHARES.................................12

DIVIDENDS AND DISTRIBUTIONS.................................14

FEDERAL TAXES...............................................14

GENERAL INFORMATION.........................................15

DISTRIBUTION FEES...........................................15

FINANCIAL HIGHLIGHTS........................................16

FOR MORE INFORMATION........................................17

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RISK/RETURN SUMMARY

Investment Objective
The Fund seeks capital appreciation.

Principal Investment Strategies
The Fund seeks long-term capital growth by normally investing at least 65% of its total net assets in companies that the Adviser has identified as having above-average growth potential. The Adviser believes that value-oriented investing is the soundest long-term strategy for identifying companies with above-average growth potential.

The Adviser generally follows a value-oriented investment approach to the selection of individual securities for the Fund. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace. The Adviser seeks to identify value using two basic criteria: Price/Earnings Ratio ("P/E") and Price-to-Book ratio ("P/B").

A low P/E value is important because, in the Adviser's opinion, it tends to be a historic indicator of valuation. The second criteria considered is the P/B.
The Adviser concentrates on stocks whose market price is low in relation to book value. A low price-to book ratio may indicate that a company is undervalued in the marketplace. The Adviser completes its analysis of potential purchases by focusing on adequate trading liquidity in the security (at least 500,000 shares per day on average), and measuring the company's financial strength (above-average return on equity, low levels of corporate debt, generally increasing dividends and earnings).

The Adviser will utilize its value analysis to identify undervalued companies and will then;
* Invest primarily in common stocks.
* Invest at least 65% of its net assets in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size and industry.
* Invest in foreign and domestic issuers. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
* Buy and sell securities based on the Adviser's analysis of the company's overall value. The Adviser will purchase securities of companies that it considers to be undervalued and will sell companies that fail to maintain their qualifications under the Adviser's analysis.
* Invest for the long term and not actively trade the market. Active trading can result in realized capital gains to the Fund, adverse tax consequences to the Fund's shareholders, and can have a negative impact on the Fund's performance due to increased transaction and other costs. The Fund does not anticipate having a turnover ratio in excess of 100%.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

Principal Investment Risks
The Fund is subject to the following principal investment risks:

General Risks- You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. When you sell your Fund shares, they may be worth more or less than what you paid for them.

Year 2000 Risks- As with other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser is also seeking ways to minimize the potential disruptions that may occur as a result of lack of preparation by the companies in which the Fund invests. However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected nor can there be any assurance that the year 2000 problem will not have any adverse affect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Value Investing Risk- Value investing seeks to identify companies that trade at prices below their true value in the marketplace. There is no assurance that the Adviser will be successful in identifying these companies, or that the prices of such companies will rise to the level of the Adviser's perceived "real" value.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Performance Information
Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees:                               Class A         Class C
No-Load
(fees paid directly from your investment)

1.  Maximum Sales Charges
 Imposed on Purchases                           3.75%           NONE
NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A    Class C   N0-Load
No-Load

Management Fees1                                1.00%       1.00%    1.00%
12b-1 Fees2                                     0.25%       1.00%3    .25%
Other Expenses 4                                0.05%       0.05%     .05%

                                               -------      ------   -----
Total Annual Fund Operating Expenses5           1.30%        2.05%   1.30%


1. Management fees include investment advisory fees of 0.50% per annum of average daily net assets of each fund and 0.50% per annum of average daily net assets for administrative services for each fund.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.
4. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.
5. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A         Class C         No-Load

One Year                                $502            $208            $132

Three Years                             $771            $663            $412

MANAGEMENT OF THE FUND

Investment Adviser
The Company has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057.

Charles J. Hughes is the president of the Adviser and is responsible for all its investment decisions, including the day-to-day management of the Fund. Mr. Hughes also serves as the President and as a Director of the Company. The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies, and restrictions. The Adviser was formed on December 9, 1997 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on March 13, 1998. The Advisor formerly operated as Hughes Trading L.L.C., and developed financial futures and timing model software for equity trading.

Mr. Hughes is the portfolio manager for the Fund. Mr. Hughes has been providing investment advice to the Fund since its inception. From 1994 through 1997, Mr. Hughes developed and implemented futures trading programs when the Adviser operated as Hughes Trading, LLC. During this period, he acted as a private investor for himself and members of his family. In addition, Mr. Hughes has been a commercial airline pilot for American Airlines since 1988. Although Mr. Hughes has extensive experience managing portfolios for himself and his family, Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets.

Operating Services Agreement; the Company has also entered into an Operating Services Agreement with the Adviser where the Adviser will provide, or arrange to provide, essentially all other services needed to the Fund. These services include transfer agent, accounting, distribution and custodial services. The effect of the Investment Advisory Agreement and the Operating Services Agreement is to cap the Fund's normal operating expenses. These contracts do not cover expenses incurred by the Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets.

Under these agreements, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

INVESTING IN THE FUND

Determination of Share Price
Shares of the Fund are offered at the public offering price for each share class. The public offering price for Class A, Class C and No-Load shares of the Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The public offering price for Class A shares is the NAV plus a sales charge of 3.75% of your investment. You should be aware that the Fund may invest in foreign securities. Foreign securities sometimes trade on exchanges that are open on days when the new York Stock Exchange is closed. Accordingly, when the Fund is investing in such securities, the NAV on your shares could change on days when you cannot purchase or redeem shares.

Opening And Adding To Your Account
You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-877-593-8637. You may also purchase Fund shares through broker-dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment              To Open Account Additional Investments
---------------         ---------------------
Class A Shares
Regular Account                     $2,500                  $50
IRAs                                $500                    $50

Class C Shares
Regular Account                     $2,500                  $50
IRA's                                 $500                  $50

No-Load Shares
Regular Accounts                    $5,000                  $1000
IRA's                              $ 1,000                 $  100

TO OPEN AN ACCOUNT              TO ADD TO ACCOUNT

By Mail         Complete an Account                     Make your check payable
to
Registration Form, make                 The Hughes Growth Fund and
a check payable to The          mail it to the address at left.
Hughes Growth Fund
and mail the Form and check
to Hughes Funds, Inc.                   Please include your account
c/o Mutual Shareholder          number on your check.
Services, 1301 East Ninth               Or use the convenient form
Street, Suite 3600, Cleveland,          attached to your regular
OH  44114.                              Fund statement.

By Wire         Ask your bank to wire funds             Ask your bank to wire
immediately
to Account of                           available funds to the location
described
UMB Bank, N.A.                  at the left, except that the wire should
ABA#: --------------                    note that it is to make a subsequent
Credit: Hughes Funds, Inc.              purchase rather than to open
Account #: --------------               a new account.
Further credit:  The Hughes
Growth Fund.
The wire should state that the          Include your name and Fund
purchase is to be in your               account number.
name(s).

                        The wire should state that you
                are opening a new Fund account.

                        Include your name(s), address and
taxpayer identification number or
Social Security number and the name
of the Fund in which you are
purchasing shares.

Call 1-877-593-8637 to inform us
that a wire is being sent.

By              Telephone transactions may              Call 1-877-593-8637 to
make
Tele-           not be used for initial purchases       your purchase.
Phone.          If you want to make
        subsequent transactions via
                telephone, please select this
                service on your account
        Registration Form.

Hughes Funds, Inc. wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements         After every transaction that affects your
account balance or your account registration.

Financial Reports                       Semi-annually -- to reduce Fund
expenses, only
one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your chosen Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or any other independent delivery service to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's address, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. Correspondence mailed by overnight courier should be sent to the Fund at:

                    Mutual Shareholder Services
                    1301 East Ninth Street, Suite 3600
                    Cleveland, OH  44114

All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Mutual Shareholder Services
          1301 East Ninth Street, Suite 3600
          Cleveland, OH  44114

The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i) if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in the Fund by calling the Transfer Agent at 1-877-593-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

GENERAL INFORMATION

Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

DISTRIBUTION FEES

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), pursuant to which each Fund may incur shareholder servicing expenses of up to .25% per annum of the Fund's average daily net assets on all of its share classes

The Funds have also adopted a distribution plan (the "Distribution Plan"), pursuant to which each Fund may incur distribution expenses of up to .75% per annum of the Fund's average daily net assets on its Class C shares. This fee is available to broker, dealers and other persons who provide distribution and other services to each Fund to help sell Class C shares.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

The Funds each offer three classes of shares, each with its own Distribution Plan. Class A shares are sold at their public offering price which is NAV plus any applicable front-end sales charge. Class B shares are sold at NAV and are subject to a declining contingent deferred sales charge. Class C shares are sold at NAV and are subject to an additional continuing 12b-1 fee.

FINANCIAL HIGHLIGHTS

The Fund is being offered for the first time via this prospectus. Accordingly, it has not yet acquired an operating history. Financial information on the Fund will be available in the Company's next semi-annual report, dated December 31, 1999.

FOR MORE INFORMATION

Additional information about the Fund will be available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated July 1, 1999, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

Hughes Funds, Inc.
c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 3600
Cleveland, OH  44114

1-877-593-8637

Or you may visit our web site on the Internet at www.__________.com:

You may also receive information concerning the Fund, or request a copy of the SAI or other documents relating to the Fund, by contacting the Securities and Exchange Commission:

In person:  at the SEC's Public Reference Room in Washington, D.C.

By Phone:  1-800-SEC-0330

By Mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009 (duplicating fee required)

On the Internet:  www.sec.gov

Investment Company Act No.
811-08617

STATEMENT OF ADDITIONAL INFORMATION

Dated July 1, 1999

HUGHES FUNDS, INC.
741 Cox Road
Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund, dated July 1, 1999. Requests for copies of the Prospectus should be made by writing to Hughes Funds, Inc., 741 Cox Road, Moorestown NJ 08057 or by calling the Funds collect at 609-234-3903.

                            TABLE OF CONTENTS
Hughes Funds, Inc.                                              Fund Service
Providers
Investment Policies and Restrictions                                 Custodian
Investment Adviser
Transfer Agent
Directors and Officers
Administration
Performance Information
Independent Accountants
Purchasing and Redeeming Shares
Tax Information
Financial Statements
Portfolio Transactions                                         Principal Holders
of Securities

* to be filed by amendment

HUGHES FUNDS, INC.

Hughes Funds, Inc (the "Company") was organized on December 15, 1997 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1998 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and
enjoy other advantages traditionally   reserved  for  large  investors.

The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 5,000,000 shares each of The Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund which are offered by this prospectus.

The Technology Fund, Health Care Fund and Financial Services Fund are each "non-diversified" Funds. Non-diversified funds can be riskier investments than
diversified funds.   Each Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Funds.

INVESTMENT POLICIES AND RESTRICTIONS
The Funds investment objectives and the manner in which the Funds pursue their investment objectives are discussed in the prospectus. The investment limitations and restrictions of all the Funds, as well as those that apply to specific Funds, are listed below:

The Funds will not:

1. (The Hughes Growth Fund Only) To the extent of 75% of its net assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. (Financial Services Fund) Invest less than 65% of its assets (valued at time of investment) in securities of banks, thrifts, insurance companies, brokerage companies and investment banking firms.;

3. (Technology Fund) Invest less than 65% of its assets (valued at time of investment) in securities of companies that develop products, processes or services that provide significant technological advancements or improvements or that rely extensively on technology in connection with their operations or services;

4. (Health Care Fund Only) Invest less than 65% of its assets (valued at time of investment) in securities of hospital companies, health insurance companies, pharmaceutical companies and medical device companies;

5. (All Funds) Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or
(b) have a value greater than 10% of the value of the outstanding securities of the issuer;

5. (All Funds) Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

6. (All Funds) Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

7. (All Funds)  Make margin purchases or short sales of securities;

8. (All Funds) Invest in companies for the purpose of management or the exercise of control;

9. (All Funds) Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

10. (All Funds) Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

11. (All Funds) Invest in oil, gas or other mineral exploration or development programs, although the Growth Fund only may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

12. (All Funds) Purchase or sell real estate or real estate loans or real estate limited partnerships, although the Growth Fund only may invest in marketable securities of companies that invest in real estate or interests in real estate.

13. (All Funds)  Purchase warrants on securities.

14. (All Funds)  Issue senior securities.

15. (All Funds)  Invest in commodities, or futures and options on commodities.

Restrictions 1 through 15 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Funds have also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

No Fund may:

a. Invest more than 15% of its net assets in securities that are not readily marketable;
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment
   company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes Investment Advisors LLC, is set forth in the prospectus.

The adviser is a New Jersey Limited Liability Company. Charles J. Hughes is the President with a 51% interest in the company and his brother, Daniel J. Hughes has a 49% interest and is a member of the company. Although Mr. Hughes has extensive experience in managing personal investment portfolios for himself and his family, he does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement with each Fund provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreements expire on June 30, 2001, but may be continued from year to year so long as their continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Funds are managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

--------------------------------------------------------------------------------
-------------------------
Principal
Name, Age,                              Position(s)
Occupation(s) For the
Address,                                with Fund                       Last
Five Years
--------------------------------------------------------------------------------
-------------------------
Charles J Hughes   Age 47 *             President,                      Fund
Adviser
741 Cox Road                            Treasurer &
President Hughes Trading
Moorestown NJ 08057             Director                        LLC since
February, 1996.
Pilot for American Airlines since 1980.  BA Degree LaSalle University

Frank G Solecki    Age 52               Secretary &                     Director
of Manufacturing
48 Cove Road                            Director                        PCD
Division of FMC
Moorestown NJ 08057                                             Corporation, a
Chemical
manufacturing firm  BS Degree Penn State University

Neil K Smith       Age 46               Director                        Sales
Engineer for Del-Val
144 Knotty Oak Dr.
Equipment, Inc., an
Mount Laurel NJ 08054                                           engineering
firm.  BS Degree
Grove City College

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Company was organized as a Maryland Corporation on December 15, 1997. The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending June 30, 1999.
_____________________________________________________________________________
                                        Pension or
Total
                                        Retirement
Compensation
                      Aggregate         Benefits Accrued        Estimated Annual
From Fund &
Name of Person,     Compensation        As Part of Fund         Benefits Upon
Fund Complex
Position                     From Fund          Expenses
Retirement                 Paid to Directors

Charles J Hughes       0                0                       0
0
President,
Treasurer,
Director
Frank G Solecki     $500                0                       0
$500
Secretary,
Director
Niel K Smith          $500              0                       0
$500
Director

PRINCIPAL HOLDERS OF SECURITIES
Charles J. Hughes and Daniel J. Hughes intend to purchase 50% each of each Fund's outstanding shares. Accordingly, they will be deemed to then control each Fund and will have significant influence over the Funds and their operations.

Mr. Charles J. Hughes is the President of the Adviser, the President, Treasurer and a Director of the Company, and a controlling shareholder of each Fund. As such, Mr. Hughes is considered to be an "affiliated person" of the Funds and a "control person" of the Funds.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

PERFORMANCE INFORMATION
From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:                           P =a hypothetical initial investment of $1000
                                      T = average annual total return
                                      n = number of years
                                     ERV = ending redeemable value of shares at
the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the prospectus.

Redemptions will be made at net asset value. Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

TAX INFORMATION

Taxation Of The Funds. The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Funds must, among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. The Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities. However, if a Fund does not qualify, all of its earnings would be subject to federal income tax at the prevailing corporate income tax rates.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by a Fund from the sale of securities and distributed to shareholders are federally taxable as long term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by a Fund are taxable to shareholders as dividends, not as capital gains.

PORTFOLIO TRANSACTIONS
The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

FUND SERVICE PROVIDERS

The Funds could not function without the services provided by certain companies. With the Board's permission, the Adviser and the Funds have entered into contracts with the following companies. All fees charged by these companies will be paid by the Adviser.

Custodian
UMB Bank, N.A., Kansas City, Missouri, holds the investments and other assets
that the Fund owns.   The Custodian is responsible for receiving and paying for
securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
Mutual Shareholder Services provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Declaration Service Company also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

Administration
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company and the Adviser, dated March 31, 1999. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

PRINCIPAL UNDERWRITER.
The Fund has not yet retained a principal underwriter.

INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such, DeAngelis & Higgins LLC performs audits of the Fund's financial statements.

FINANCIAL STATEMENTS

The Funds have no operating history and therefor have no reportable financial data.

1

    ---------------------------------------------------------------------
THE HUGHES GROWTH FUND
THE HUGHES TECHNOLOGY FUND
THE HUGHES HEALTH CARE FUND
THE HUGHES FINANCIAL SERVICES FUND

Separate Portfolios of Hughes Funds, Inc.
741 Cox Road
Moorestown, NJ  08057
1-877-593-8637

PROSPECTUS
July 1, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
----------------------

TABLE OF CONTENTS

THE HUGHES GROWTH FUND...................3

Risk/Return Summary......................3
Fees And Expenses........................6

THE HUGHES TECHNOLOGY FUND.............. 7

Risk/Return Summary......................7
Fees And Expenses .......................10

THE HUGHES HEALTH CARE FUND..........    11

Risk/Return Summary......................11
Fees And Expenses........................14

THE HUGHES FINANCIAL SERVICES FUND.......15

Risk/Return Summary......................15
Fees And Expenses .......................19

MANAGEMENT OF THE FUND...................20

INVESTING IN THE FUNDS...................21

HOW TO SELL (REDEEM) SHARES..............25

DIVIDENDS AND DISTRIBUTIONS..............27

FEDERAL TAXES............................27

GENERAL INFORMATION......................28

DISTRIBUTION FEES........................28

FINANCIAL HIGHLIGHTS.....................29

FOR MORE INFORMATION.....................30
--------------------------------------------------------------------------------

Hughes Investment Advisors LLC, (the "Adviser") serves as the investment adviser to each of the Funds under a written agreement with Hughes Funds, Inc. (the "Company"), and is responsible for providing an investment program for each Fund and choosing the investments for each Fund.

THE HUGHES GROWTH FUND
RISK/RETURN SUMMARY
Investment Objective
The Hughes Growth Fund seeks capital appreciation.

Principal Investment Strategies
The Fund seeks long-term capital growth by normally investing at least 65% of its total net assets in companies that the Adviser has identified as having above-average growth potential. The Adviser believes that value-oriented investing is the soundest long-term strategy for identifying companies with above-average growth potential.

The Adviser generally follows a value-oriented investment approach to the selection of individual securities for the Fund. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace. The Adviser seeks to identify value using two basic criteria: Price/Earnings Ratio ("P/E") and Price-to-Book ratio ("P/B").

A low P/E value is important because, in the Adviser's opinion, it tends to be a historic indicator of valuation. The second criteria considered is the P/B.
The Adviser concentrates on stocks whose market price is low in relation to book value. A low price-to book ratio may indicate that a company is undervalued in the marketplace. The Adviser completes its analysis of potential purchases by focusing on adequate trading liquidity in the security (at least 500,000 shares per day on average), and measuring the company's financial strength (above-average return on equity, low levels of corporate debt, generally increasing dividends and earnings).

The Adviser will utilize its value analysis to identify undervalued companies and will then;
* Invest primarily in common stocks.
* Invest at least 65% of its net assets in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size and industry.
* Invest in foreign and domestic issuers. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
*
Buy and sell securities based on the Adviser's analysis of the company's overall value. The Adviser will purchase securities of companies that it considers to be undervalued and will sell companies that fail to maintain their qualifications under the Adviser's analysis.
* Invest for the long term and not actively trade the market. Active trading can result in realized capital gains to the Fund, adverse tax consequences to the Fund's shareholders, and can have a negative impact on the Fund's performance due to increased transaction and other costs. The Fund does not anticipate having a turnover ratio in excess of 100%.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

Principal Investment Risks
The Fund is subject to the following principal investment risks:

General Risks- You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. When you sell your Fund shares, they may be worth more or less than what you paid for them.

Year 2000 Risks- As with other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser is also seeking ways to minimize the potential disruptions that may occur as a result of lack of preparation by the companies in which the Fund invests. However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected nor can there be any assurance that the year 2000 problem will not have any adverse affect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Value Investing Risk- Value investing seeks to identify companies that trade at prices below their true value in the marketplace. There is no assurance that the Adviser will be successful in identifying these companies, or that the prices of such companies will rise to the level of the Adviser's perceived "real" value.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Performance Information
Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees:                               Class A         Class C
No-Load
(fees paid directly from your investment)

1.  Maximum Sales Charges
 Imposed on Purchases                           3.75%           NONE
NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A         Class C
No-Load

Management Fees1                                1.00%           1.00%
1.00%
12b-1 Fees2                                     0.25%           1.00%3
0.25%
Other Expenses 4                                0.05%           0.05%
0.05%
-------         -------         -------
Total Annual Fund Operating Expenses5           1.30%           2.05%
1.30%

1. Management fees include investment advisory fees of 0.50% per annum of average daily net assets of each fund and 0.50% per annum of average daily net assets for administrative services for each fund.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.
4. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.
5. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A         Class C         No-Load

One Year                                $502            $208            $132

Three Years                             $771            $663            $412

THE HUGHES TECHNOLOGY FUND
RISK/RETURN SUMMARY
Investment Objective
The Hughes Technology Fund seeks capital appreciation.

Principal Investment Strategies
The Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in the common stock of companies in the technology sector of the economy that have above-average potential for long term growth. The Adviser believes that value-oriented investing is the soundest long-term strategy for identifying companies with above-average growth potential, and will generally follow a value-oriented investment approach to the selection of individual securities for the Fund. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace.

Technology sector companies are generally companies that derive at least 50% of their annual revenue from developing products, processes or services that will provide significant technological advancements or improvements, and companies that the Adviser believes rely extensively on technology in connection with their operations or services. These companies will generally be in industries such as: aerospace/ defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

The Adviser generally follows a value-oriented investment approach to the selection of individual securities for the Fund. The Adviser seeks to identify value using two basic criteria: Price/Earnings Ratio ("P/E") and Price-to-Book ratio ("P/B").

A low P/E value is important because, in the Adviser's opinion, it tends to be a historic indicator of valuation. The second criteria considered is the P/B.
The Adviser concentrates on stocks whose market price is low in relation to book value. A low price-to book ratio may indicate that a company is undervalued in the marketplace. The Adviser completes its analysis of potential purchases by focusing on adequate trading liquidity in the security (at least 500,000 shares per day on average), and measuring the company's financial strength (above-average return on equity, low levels of corporate debt, generally increasing dividends and earnings).

The Adviser will utilize its value analysis to identify undervalued companies and will then;

* Invest primarily in common stocks of technology sector companies.
* Invest at least 65% of its net assets in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size.
*
Invest in foreign and domestic issuers. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
* Buy and sell securities based on the Adviser's analysis of the company's overall value. The Adviser will purchase securities of companies that it considers to be undervalued and will sell companies that fail to maintain their qualifications under the Adviser's analysis.
* Invest for the long term and not actively trade the market. Active trading can result in realized capital gains to the Fund, adverse tax consequences to the Fund's shareholders, and can have a negative impact on the Fund's performance due to increased transaction and other costs. The Fund does not anticipate having a turnover ration in excess of 100%

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

Principal Investment Risks
The Fund is subject to the following principal investment risks:

General Risks- You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. When you sell your Fund shares, they may be worth more or less than what you paid for them.

Year 2000 Risks- As with other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser is also seeking ways to minimize the potential disruptions that may occur as a result of lack of preparation by the companies in which the Fund invests. However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected nor can there be any assurance that the year 2000 problem will not have any adverse affect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

Non-Diversification Risks- Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Value-Investing Risk- Value investing seeks to identify companies that trade at prices below their true value in the marketplace. There is no assurance that the Adviser will be successful in identifying these companies, or that the prices of such companies will rise to the level of the Adviser's perceived "real" value.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Technology Sector Risks- Because the Fund focuses its investments in Technology Sector companies, it will be subject to the risks that are inherent in that sector. Competition among technology companies may result in increasingly aggressive pricing of their products and services, which may negatively affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Performance Information
Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Technology Fund.
Shareholder Fees:                               Class A         Class C
No-Load
(fees paid directly from your investment)
1.  Maximum Sales Charges
 Imposed on Purchases                           3.75%           NONE
NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A         Class C
No-Load

Management Fees1                                1.00%           1.00%
1.00%
12b-1 Fees2                                     0.25%           1.00%3
0.25%
Other Expenses 4                                0.05%           0.05%
0.05%
Total Annual Fund Operating Expenses5           1.30%           2.05%
1.30%

1. Management fees include investment advisory fees of 0.50% per annum of average daily net assets of each fund and 0.50% per annum of average daily net assets for administrative services for each fund.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.
4. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.
5. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A         Class C         No-Load

One Year                                $502            $208            $132

Three Years                             $771            $663            $412

THE HUGHES HEALTH CARE FUND
RISK/RETURN SUMMARY
Investment Objective
The Hughes Health Care Fund seeks capital appreciation.

Principal Investment Strategies
The Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in securities of companies that derive at least 50% of their annual revenues from the provision of goods and services to the health care sector of the economy that have above-average long-term growth potential. These companies include hospitals, health insurance companies, pharmaceutical companies, and medical device companies. The Adviser believes that value-oriented investing is the soundest long-term strategy for identifying companies with above-average growth potential, and will generally follow a value-oriented investment approach to the selection of individual securities for the Fund. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace.

The Adviser seeks to identify value using two basic criteria: Price/Earnings Ratio ("P/E") Price-to-Book ratio ("P/B").

A low P/E value is important because, in the Adviser's opinion, it tends to be a historic indicator of valuation. The second criteria considered is the P/B.
The Adviser concentrates on stocks whose market price is low in relation to book value. A low price-to book ratio may indicate that a company is undervalued in the marketplace. The Adviser completes its analysis of potential purchases by focusing on adequate trading liquidity in the security (at least 500,000 shares per day on average), and measuring the company's financial strength (above-average return on equity, low levels of corporate debt, generally increasing dividends and earnings).

The Adviser will utilize its value analysis to identify undervalued companies and will then;

* Invest primarily in common stocks of health care sector companies.
* Invest at least 65% of its net assets in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size.
* Invest in foreign and domestic issuers. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
* Buy and sell securities based on the Adviser's analysis of the company's overall value. The Adviser will purchase securities of companies that it considers to be undervalued and will sell companies that fail to maintain their qualifications under the Adviser's analysis.
* Invest for the long term and not actively trade the market. Active trading can result in realized capital gains to the Fund, adverse tax consequences to the Fund's shareholders, and can have a negative impact on the Fund's performance due to increased transaction and other costs. The Fund does not anticipate having a turnover ration in excess of 100%

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

Principal Investment Risks
The Fund is subject to the following principal investment risks:

General Risks- You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. When you sell your Fund shares, they may be worth more or less than what you paid for them.

Year 2000 Risks- As with other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser is also seeking ways to minimize the potential disruptions that may occur as a result of lack of preparation by the companies in which the Fund invests. However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected nor can there be any assurance that the year 2000 problem will not have any adverse affect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

Non-Diversification Risks- Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Value Investing Risks- Value investing seeks to identify companies that trade at prices below their true value in the marketplace. There is no assurance that the Adviser will be successful in identifying these companies, or that the prices of such companies will rise to the level of the Adviser's perceived "real" value.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Health Care Sector Risks- The Hughes Health Care Fund focuses its investments in companies that are involved in the health care sector. As a result, the Fund will be particularly vulnerable to adverse changes to this sector. The health care sector is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities. In addition, because of the rapid pace of technological developments, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies. Also, because of the population demographics of the nation and the aging of America's population, the industry may undergo significant changes to adjust to the changing health care needs of the country, and the Fund will be impacted by those changes.

Performance Information
Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Health Care Fund.

Shareholder Fees:                               Class A         Class C
No-Load
(fees paid directly from your investment)

1.  Maximum Sales Charges
 Imposed on Purchases                           3.75%           NONE
NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A         Class C
No-Load

Management Fees1                                1.00%           1.00%
1.00%
12b-1 Fees2                                     0.25%           1.00%3
0.25%
Other Expenses 4                                0.05%           0.05%
0.05%
-------         -------         -------
Total Annual Fund Operating Expenses5           1.30%           2.05%
1.30%

1. Management fees include investment advisory fees of 0.50% per annum of average daily net assets of each fund and 0.50% per annum of average daily net assets for administrative services for each fund.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.
4. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.
5. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A         Class C         No-Load

One Year                                $502            $208            $132

Three Years                             $771            $663            $412

THE HUGHES FINANCIAL SERVICES FUND
RISK/RETURN SUMMARY
Investment Objective
The Hughes Financial Services Fund seeks capital appreciation.

Principal Investment Strategies
The Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in securities of companies that derive at least 50% of their annual revenues from the provision of goods and services to the financial services sector of the economy that have above-average potential for long-term growth. These companies include banks, thrifts, insurance companies, brokerage companies and investment banking firms. The Adviser believes that value-oriented investing is the soundest long-term strategy for identifying companies with above-average growth potential, and will generally follow a value-oriented investment approach to the selection of individual securities for the Fund. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace.

The Adviser seeks to identify value using two basic criteria: Price/Earnings Ratio ("P/E") and Price-to-Book ratio ("P/B").

A low P/E value is important because, in the Adviser's opinion, it tends to be a historic indicator of valuation. The second criteria considered is the P/B.
The Adviser concentrates on stocks whose market price is low in relation to book value. A low price-to book ratio may indicate that a company is undervalued in the marketplace. The Adviser completes its analysis of potential purchases by focusing on adequate trading liquidity in the security (at least 500,000 shares per day on average), and measuring the company's financial strength (above-average return on equity, low levels of corporate debt, generally increasing dividends and earnings).

The Adviser will utilize its value analysis to identify undervalued companies and will then;

* Invest primarily in common stocks of financial services sector companies.
* Invest at least 65% of its net assets in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size.
* Invest in foreign and domestic issuers. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
* Buy and sell securities based on the Adviser's analysis of the company's overall value. The Adviser will purchase securities of companies that it considers to be undervalued and will sell companies that fail to maintain their qualifications under the Adviser's analysis.
* Invest for the long term and not actively trade the market. Active trading can result in realized capital gains to the Fund, adverse tax consequences to the Fund's shareholders, and can have a negative impact on the Fund's performance due to increased transaction and other costs. The Fund does not anticipate having a turnover ration in excess of 100%

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

Principal Investment Risks
The Fund is subject to the following principal investment risks:

General Risks- You may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. When you sell your Fund shares, they may be worth more or less than what you paid for them.

Year 2000 Risks- As with other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser is also seeking ways to minimize the potential disruptions that may occur as a result of lack of preparation by the companies in which the Fund invests. However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected nor can there be any assurance that the year 2000 problem will not have any adverse affect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

Non-Diversification Risks- Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Value Investing Risks- Value investing seeks to identify companies that trade at prices below their true value in the marketplace. There is no assurance that the Adviser will be successful in identifying these companies, or that the prices of such companies will rise to the level of the Adviser's perceived "real" value.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Financial Services Sector Risks- The Fund focuses its investments in companies that are involved in the financial sector of the economy. As a result of the Fund's concentration in this industry, the Fund will be particularly vulnerable to adverse changes to the industry. The financial services industry is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities. Changes in the strength of the nation's economy and changes in the investing, spending and savings habits of people have a significant effect on these companies. Also, changes in interest rates can have a negative impact on these companies. Further, changes in the structure of brokerage commission rates could negatively impact the earnings of these companies. In recent times, there has been considerable consolidation of competing companies within this sector, which may negatively affect the Fund. Finally, the risk of diminished capital availability could have a negative impact on the Fund.

Performance Information
Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Financial Services Fund.

Shareholder Fees:                               Class A         Class C
No-Load
(fees paid directly from your investment)

1.  Maximum Sales Charges
 Imposed on Purchases                           3.75%           NONE
NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A         Class C
No-Load

Management Fees1                                1.00%           1.00%
1.00%
12b-1 Fees2                                     0.25%           1.00%3
0.25%
Other Expenses 4                                0.05%           0.05%
0.05%
-------         -------         -------
Total Annual Fund Operating Expenses5           1.30%           2.05%
1.30%

1. Management fees include investment advisory fees of 0.50% per annum of average daily net assets of each fund and 0.50% per annum of average daily net assets for administrative services for each fund.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.
4. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.
5. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A         Class C         No-Load

One Year                                $502            $208            $132
Three Years                             $771            $663            $412
MANAGEMENT OF THE FUND

Investment Adviser
The Company has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057.

Charles J. Hughes is the president of the Adviser and is responsible for all its investment decisions, including the day-to-day management of the Funds. Mr. Hughes also serves as the President and as a Director of the Company. The Adviser manages the investment of the assets of the Funds in accordance with each Fund's investment objective, policies, and restrictions. The Adviser was formed on December 9, 1997 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on March 13, 1998. The Advisor formerly operated as Hughes Trading L.L.C., and developed financial futures and timing model software for equity trading.

Mr. Hughes is the portfolio manager for the Funds. Mr. Hughes has been providing investment advice to the Funds since their inception. From 1994 through 1997, Mr. Hughes developed and implemented futures trading programs when the Advisor operated as Hughes Trading, LLC. During this period, he acted as a private investor for himself and members of his family. In addition, Mr. Hughes has been a commercial airline pilot for American Airlines since 1988. Although Mr. Hughes has extensive experience managing portfolios for himself and his family, Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from each Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of each Fund's net assets.

Operating Services Agreement; the Company has also entered into an Operating Services Agreement with the Adviser where the Adviser will provide, or arrange to provide, essentially all other services needed to each Fund. These services include transfer agent, accounting, distribution and custodial services. The effect of the Investment Advisory Agreement and the Operating Services Agreement is to cap each Fund's normal operating expenses. These contracts do not cover expenses incurred by a Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses.

The Adviser receives from each Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of each Fund's net assets.

Under these agreements, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

INVESTING IN THE FUNDS

Determination of Share Price
Shares of the Funds are offered at the public offering price for each share class. The public offering price for Class A, Class C and No-Load shares of the Funds is based upon each Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of each Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of each Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The public offering price for Class A shares is the NAV plus a sales charge of 3.75% of your investment. You should be aware that each Fund may invest in foreign securities. Foreign securities sometimes trade on exchanges that are open on days when the new York Stock Exchange is closed. Accordingly, when a Fund is investing in such securities, the NAV on your shares could change on days when you cannot purchase or redeem shares.

Opening And Adding To Your Account
You can invest directly in the Funds in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-877-593-8637. You may also purchase Fund shares through broker-dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment              To Open Account Additional Investments
---------------         ---------------------
Class A Shares
Regular Account         $2,500                  $50
IRAs                               $500                 $50

Class C Shares
Regular Account         $2,500                  $50
IRA's                             $500                  $50

No-Load Shares
Regular Accounts                $5,000                  $1000
IRA's                           $ 1,000         $  100

TO OPEN AN ACCOUNT              TO ADD TO ACCOUNT

By Mail         Complete an Account                     Make your check payable
to
Registration Form, make                 The Hughes [NAME] Fund and
a check payable to The          mail it to the address at left.
Hughes [NAME] Fund
and mail the Form and check
to Hughes Funds, Inc.                   Please include your account
c/o Mutual Shareholder          number on your check.
Services, 1301 East Ninth               Or use the convenient form
Street, Suite 3600, Cleveland,          attached to your regular
OH  44114.                              Fund statement.

By Wire         Ask your bank to wire funds             Ask your bank to wire
immediately
to Account of                           available funds to the location
described
UMB Bank, N.A.                  at the left, except that the wire should
ABA#: --------------                    note that it is to make a subsequent
Credit: Hughes Funds, Inc.              purchase rather than to open
Account #: --------------               a new account.
Further credit:  The Hughes
[NAME] Fund.
The wire should state that the          Include your name and Fund
purchase is to be in your               account number.
name(s).

                        The wire should state that you
                are opening a new Fund account.


Include your name(s), address and
taxpayer identification number or
Social Security number and the name
of the Fund in which you are
purchasing shares.

Call 1-877-593-8637 to inform us
that a wire is being sent.

By              Telephone transactions may              Call 1-877-593-8637 to
make
Tele-           not be used for initial purchases       your purchase.
Phone.          If you want to make
        subsequent transactions via
                telephone, please select this
                service on your account
        Registration Form.

Hughes Funds, Inc. wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements         After every transaction that affects your
account balance or your account registration.

Financial Reports                       Semi-annually -- to reduce Fund
expenses, only
one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your chosen Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or any other independent delivery service to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's address, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. Correspondence mailed by overnight courier should be sent to the Fund at:

                    Mutual Shareholder Services
                    1301 East Ninth Street, Suite 3600
                    Cleveland, OH  44114

All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Mutual Shareholder Services
          1301 East Ninth Street, Suite 3600
          Cleveland, OH  44114

The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i) if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in any Fund by calling the Transfer Agent at 1-877-593-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. The Funds may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Funds. The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation.

Each Fund intends to qualify and maintain its qualification as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Funds will pay dividends and make such distributions as are necessary to maintain their qualification as a regulated investment company under the Code.

Before you purchase shares of a Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of a Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

GENERAL INFORMATION

Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

DISTRIBUTION FEES

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), pursuant to which each Fund may incur shareholder servicing expenses of up to .25% per annum of the Fund's average daily net assets on all of its share classes

The Funds have also adopted a distribution plan (the "Distribution Plan"), pursuant to which each Fund may incur distribution expenses of up to .75% per annum of the Fund's average daily net assets on its Class C shares. This fee is available to broker, dealers and other persons who provide distribution and other services to each Fund to help sell Class C shares.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

The Funds each offer three classes of shares, each with its own Distribution Plan. Class A shares are sold at their public offering price which is NAV plus any applicable front-end sales charge. Class B shares are sold at NAV and are subject to a declining contingent deferred sales charge. Class C shares are sold at NAV and are subject to an additional continuing 12b-1 fee.

FINANCIAL HIGHLIGHTS

The Funds are being offered for the first time via this prospectus. Accordingly, they have not yet acquired an operating history. Financial information on each of the Funds will be available in the Company's next semi-annual report, dated December 31, 1999.

FOR MORE INFORMATION

Additional information about the Funds will be available in the Funds' Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated July 1, 1999, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To receive information concerning the Funds, or to request a copy of the SAI or other documents relating to the Funds, please contact the Fund at:

Hughes Funds, Inc.
c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 3600
Cleveland, OH  44114

1-877-593-8637


You may also receive information concerning the Funds, or request a copy of the SAI or other documents relating to the Funds, by contacting the Securities and Exchange Commission:

In person:  at the SEC's Public Reference Room in Washington, D.C.

By Phone:  1-800-SEC-0330

By Mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009 (duplicating fee required)

On the Internet:  www.sec.gov

Investment Company Act No.
811-08617

STATEMENT OF ADDITIONAL INFORMATION

Dated July 1, 1999

HUGHES FUNDS, INC.
741 Cox Road
Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund, dated July 1, 1999. Requests for copies of the Prospectus should be made by writing to Hughes Funds, Inc., 741 Cox Road, Moorestown NJ 08057 or by calling the Funds collect at 609-234-3903.

                            TABLE OF CONTENTS
Hughes Funds, Inc.                                              Fund Service
Providers
Investment Policies and Restrictions                                 Custodian
Investment Adviser
Transfer Agent
Directors and Officers
Administration
Performance Information
Independent Accountants
Purchasing and Redeeming Shares
Tax Information
Financial Statements
Portfolio Transactions                                         Principal Holders
of Securities

* to be filed by amendment

HUGHES FUNDS, INC.

Hughes Funds, Inc (the "Company") was organized on December 15, 1997 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1998 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and
enjoy other advantages traditionally   reserved  for  large  investors.

The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 5,000,000 shares each of The Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund which are offered by this prospectus.

The Technology Fund, Health Care Fund and Financial Services Fund are each "non-diversified" Funds. Non-diversified funds can be riskier investments than
diversified funds.   Each Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Funds.

INVESTMENT POLICIES AND RESTRICTIONS
The Funds investment objectives and the manner in which the Funds pursue their investment objectives are discussed in the prospectus. The investment limitations and restrictions of all the Funds, as well as those that apply to specific Funds, are listed below:

The Funds will not:

1. (The Hughes Growth Fund Only) To the extent of 75% of its net assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. (Financial Services Fund) Invest less than 65% of its assets (valued at time of investment) in securities of banks, thrifts, insurance companies, brokerage companies and investment banking firms.;

3. (Technology Fund) Invest less than 65% of its assets (valued at time of investment) in securities of companies that develop products, processes or services that provide significant technological advancements or improvements or that rely extensively on technology in connection with their operations or services;

4. (Health Care Fund Only) Invest less than 65% of its assets (valued at time of investment) in securities of hospital companies, health insurance companies, pharmaceutical companies and medical device companies;

5. (All Funds) Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or
(b) have a value greater than 10% of the value of the outstanding securities of the issuer;

5. (All Funds) Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

6. (All Funds) Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

7. (All Funds)  Make margin purchases or short sales of securities;

8. (All Funds) Invest in companies for the purpose of management or the exercise of control;

9. (All Funds) Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

10. (All Funds) Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

11. (All Funds) Invest in oil, gas or other mineral exploration or development programs, although the Growth Fund only may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

12. (All Funds) Purchase or sell real estate or real estate loans or real estate limited partnerships, although the Growth Fund only may invest in marketable securities of companies that invest in real estate or interests in real estate.

13. (All Funds)  Purchase warrants on securities.

14. (All Funds)  Issue senior securities.

15. (All Funds)  Invest in commodities, or futures and options on commodities.

Restrictions 1 through 15 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Funds have also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

No Fund may:

a. Invest more than 15% of its net assets in securities that are not readily marketable;
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment
   company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes Investment Advisors LLC, is set forth in the prospectus.

The adviser is a New Jersey Limited Liability Company. Charles J. Hughes is the President with a 51% interest in the company and his brother, Daniel J. Hughes has a 49% interest and is a member of the company. Although Mr. Hughes has extensive experience in managing personal investment portfolios for himself and his family, he does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement with each Fund provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreements expire on June 30, 2001, but may be continued from year to year so long as their continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Funds are managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

--------------------------------------------------------------------------------
Principal
Name, Age,                              Position(s)
Occupation(s) For the
Address,                                with Fund                       Last
Five Years
--------------------------------------------------------------------------------
-------------------------
Charles J Hughes   Age 47 *             President,                      Fund
Adviser
741 Cox Road                            Treasurer &
President Hughes Trading
Moorestown NJ 08057             Director                        LLC since
February, 1996.
Pilot for American Airlines since 1980.  BA Degree LaSalle University

Frank G Solecki    Age 52               Secretary &                     Director
of Manufacturing
48 Cove Road                            Director                        PCD
Division of FMC
Moorestown NJ 08057                                             Corporation, a
Chemical
manufacturing firm  BS Degree Penn State University

Neil K Smith       Age 46               Director                        Sales
Engineer for Del-Val
144 Knotty Oak Dr.
Equipment, Inc., an
Mount Laurel NJ 08054                                           engineering
firm.  BS Degree
Grove City College

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Company was organized as a Maryland Corporation on December 15, 1997. The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending June 30, 1999.
_____________________________________________________________________________
                                        Pension or
Total
                                        Retirement
Compensation
                      Aggregate         Benefits Accrued        Estimated Annual
From Fund &
Name of Person,     Compensation        As Part of Fund         Benefits Upon
Fund Complex
Position                     From Fund          Expenses
Retirement                 Paid to Directors

Charles J Hughes       0                0                       0
0
President,
Treasurer,
Director
Frank G Solecki     $500                0                       0
$500
Secretary,
Director
Niel K Smith          $500              0                       0
$500
Director

PRINCIPAL HOLDERS OF SECURITIES
Charles J. Hughes and Daniel J. Hughes intend to purchase 50% each of each Fund's outstanding shares. Accordingly, they will be deemed to then control each Fund and will have significant influence over the Funds and their operations.

Mr. Charles J. Hughes is the President of the Adviser, the President, Treasurer and a Director of the Company, and a controlling shareholder of each Fund. As such, Mr. Hughes is considered to be an "affiliated person" of the Funds and a "control person" of the Funds.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

PERFORMANCE INFORMATION
From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:                           P =a hypothetical initial investment of $1000
                                      T = average annual total return
                                      n = number of years
                                     ERV = ending redeemable value of shares at
the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the prospectus.

Redemptions will be made at net asset value. Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

TAX INFORMATION

Taxation Of The Funds. The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Funds must, among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. The Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities. However, if a Fund does not qualify, all of its earnings would be subject to federal income tax at the prevailing corporate income tax rates.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by a Fund from the sale of securities and distributed to shareholders are federally taxable as long term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by a Fund are taxable to shareholders as dividends, not as capital gains.

PORTFOLIO TRANSACTIONS
The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

FUND SERVICE PROVIDERS

The Funds could not function without the services provided by certain companies. With the Board's permission, the Adviser and the Funds have entered into contracts with the following companies. All fees charged by these companies will be paid by the Adviser.

Custodian
UMB Bank, N.A., Kansas City, Missouri, holds the investments and other assets
that the Fund owns.   The Custodian is responsible for receiving and paying for
securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
Mutual Shareholder Services provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Declaration Service Company also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

Administration
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company and the Adviser, dated March 31, 1999. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

PRINCIPAL UNDERWRITER.
The Fund has not yet retained a principal underwriter.

INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such, DeAngelis & Higgins LLC performs audits of the Fund's financial statements.

FINANCIAL STATEMENTS

The Funds have no operating history and therefor have no reportable financial data.